Warrant Liability	9 Months Ended
Sep. 30, 2014
Warrant Liability
Warrant Liability
11.	Warrant Liability

Pursuant to a May 31, 2007 loan agreement, the Company granted warrants to purchase 82,331 shares of Series A Redeemable Convertible Preferred Stock at $1.12 per share, expiring on May 31, 2017. The fair value of the warrants was $73 and was recorded as interest expense and as additional paid-in capital in the year ended December 31, 2007. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 4.58%, zero dividends, volatility of 70% and an expected term of ten years. The warrant is fully vested and exercisable for a period of ten years. As a result of the 2008 reorganization, the number of warrants was adjusted to 124,160 and the exercise price adjusted to $0.76 per share in accordance with the agreement.

Pursuant to the January 21, 2011 Series D agreement, the Company issued a warrant to purchase 4,728,191 shares of Series D Redeemable Convertible Preferred Stock at an exercise price of $1.06, which was determined based on the midpoint price between $0.85 and $1.27, the lowest per share price at which the Company sells Milestone Shares or Outside Milestone Shares. Milestone Shares are defined as shares of a new series of Preferred Stock having rights, preferences and privileges that are on parity with the Series D Preferred Stock. Outside Milestone Shares are considered to be shares of a new series of Preferred Stock having rights, preferences and privileges that are senior to or on parity with the Series D Preferred Stock but that vote as a separate class and not as a single class with the Series D Preferred Stock. The shares issued in Series E at $1.27 were determined to be Milestone Shares. The warrant became exercisable and its exercise price fixed upon the issuance of the Series E shares on October 12, 2012. The warrant is exercisable into Series D and expires on October 11, 2017. The value of the warrant is classified as a liability on the consolidated balance sheets and re-measured at each balance sheet date and any changes in the valuation are expensed in the period. As discussed in Note 8, the Company issued its lender warrants to purchase 177,514 shares of its Common Stock at $1.41 per share.

The Company estimates the fair value of these warrants using the Black-Scholes option pricing model based on the estimated market value of the underlying redeemable convertible preferred stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying redeemable convertible preferred stock.

The warrant liability was measured at fair value on a recurring basis and has inputs categorized as Level 3 in the fair value hierarchy. Significant changes in the identified unobservable inputs used in the fair value measurements of the redeemable convertible preferred stock would result in a significantly different fair value measurement of the warrant liability.

The Company revalued the outstanding warrants on December 31, 2012 and 2013 using the following assumptions:

	December 31,
	2012	2013

Risk-free interest rate	0.9%	1.18%
Dividend yield	0.0	0.0
Expected volatility	80%	80%
Expected term (years)	4.8	3.83

The resulting gain or loss on revaluation was recorded as other income in the consolidated statements of operations.

In connection with the Acquisition, the Company exchanged warrants to purchase 201,178 shares of Corindus, Inc. Series A, D and E Redeemable Convertible Preferred Stock at an average exercise price of $26.63 per share to warrants to purchase 5,029,865 shares of the Company’s Common Stock at the average exercise price of $1.07. The Company revalued the warrants for the final time at the date of the Acquisition using weighted average assumptions as follows: risk-free interest rate of 1.025%, dividend yield of 0%, expected volatility of 50%, expected term of 3.5 years and the fair value of the Redeemable Convertible Preferred Stock of $2.00 per share based on the price paid in connection with the issuance to a private investor of one million shares at the date of the Acquisition. The final valuation resulted in a charge of $2,421 for the nine months ended September 30, 2014.

The warrant liability was measured at fair value on a recurring basis and had inputs categorized as Level 3 in the fair value hierarchy.

A roll forward of the warrant liability is as follows:

Balance at December 31, 2011	$2,589
Revaluation of warrants	392
Balance at December 31, 2012	2,981
Revaluation of warrants	171
Balance at December 31, 2013	3,152
Issuance of warrants in connection with lending arrangement (unaudited)	230
Revaluation of warrants (unaudited)	2,421
Reclassification of warrant liability to stockholders’ equity (unaudited)	(5,803)
Balance at September 30, 2014 (unaudited)	$—